Information on market risk and fair value of financial assets and liabilities (telecom activities) - Changes in foreign exchange rates (Details) - Currency risk [member] € in Millions	Dec. 31, 2021 EUR (€)
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (176)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (146)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (5)
United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(20)
Poland, Zlotych
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	0
Switzerland, Francs
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(5)
Orange SA Business Unit Entreprise [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(24)
Orange SA Business Unit Entreprise [member] | Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Appreciation of sensitivity	2
Depreciation of sensitivity	(3)
Orange SA Business Unit Entreprise [member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	1
Orange SA Business Unit Entreprise [member] | United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(17)
Orange SA Business Unit Entreprise [member] | Poland, Zlotych
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	1
Orange SA Business Unit Entreprise [member] | Switzerland, Francs
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(5)
Orange Polska and subsidiaries [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(151)
Orange Polska and subsidiaries [member] | Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(146)
Appreciation of sensitivity	14
Depreciation of sensitivity	(17)
Orange Polska and subsidiaries [member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (7)